Investments in associates and joint arrangements	12 Months Ended
Mar. 31, 2020
Investments in associates and joint arrangements
Investments in associates and joint arrangements

 12. Investments in associates and joint arrangements

The Group holds interests in an associate in Kenya, where we have significant influence, as well as in a number of joint arrangements in the UK, Italy, the Netherlands, India and Australia, where we share control with one or more third parties. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Accounting policies

Interests in joint arrangements

A joint arrangement is a contractual arrangement whereby the Group and other parties undertake an economic activity that is subject to joint control; that is, when the relevant activities that significantly affect the investee’s returns require the unanimous consent of the parties sharing control. Joint arrangements are either joint operations or joint ventures.

Gains or losses resulting from the contribution or sale of a subsidiary as part of the formation of a joint arrangement are recognised in respect of the Group’s entire equity holding in the subsidiary.

Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control have the rights to the assets, and obligations for the liabilities, relating to the arrangement or that other facts and circumstances indicate that this is the case. The Group’s share of assets, liabilities, revenue, expenses and cash flows are combined with the equivalent items in the financial statements on a line-by-line basis.

Any goodwill arising on the acquisition of the Group’s interest in a joint operation is accounted for in accordance with the Group’s accounting policy for goodwill arising on the acquisition of a subsidiary.

Joint ventures

A joint venture is a joint arrangement whereby the parties that have joint control have the rights to the net assets of the arrangement.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint venture is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of joint ventures, other than those joint ventures or part thereof that are held for sale (see note 7 “Discontinued operations and assets and liabilities held for sale”), are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in joint ventures are carried in the consolidated statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of the net assets of the joint venture, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of a joint venture in excess of the Group’s interest in that joint venture are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint arrangement.

Significant influence is the power to participate in the financial and operating policy decisions of the investee but where the Group does not have control or joint control over those policies.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of associates are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in associates are carried in the consolidated statement of financial position at cost as adjusted for post- acquisition changes in the Group’s share of the net assets of the associate, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of an associate in excess of the Group’s interest in that associate are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

Joint operations

The Company’s principal joint operation has share capital consisting solely of ordinary shares and is indirectly held, and principally operates in the UK. The financial and operating activities of the operation are jointly controlled by the participating shareholders and are primarily designed for all but an insignificant amount of the output to be consumed by the shareholders.

		Country of
		incorporation or	Percentage
Name of joint operation	Principal activity	registration	shareholdings[1]
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2020 rounded to the nearest tenth of one percent.

Joint ventures and associates

	2020	2019
	€m	€m
Investment in joint ventures	5,323	3,399
Investment in associates	508	553
31 March	5,831	3,952

Joint ventures

The financial and operating activities of the Group’s joint ventures are jointly controlled by the participating shareholders. The participating shareholders have rights to the net assets of the joint ventures through their equity shareholdings. Unless otherwise stated, the Company’s principal joint ventures all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all joint ventures is also their principal place of operation.

		Country of
		incorporation or	Percentage
Name of joint venture	Principal activity	registration	shareholdings[1]
Vodafone Idea Limited[2,4]	Network operator	India	44.4
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0
Infrastructture Wireless Italiane (INWIT) S.p.A.[3]	Network infrastructure	Italy	37.5
Indus Towers Limited	Network infrastructure	India	42.0
Vodafone Hutchison Australia Pty Limited	Network operator	Australia	50.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2020 rounded to the nearest tenth of one percent.
2

At 31 March 2020 the fair value of the Group’s interest in Vodafone Idea Limited was INR 40 billion (€476 million) (2019: INR 123 billion (€1,580 million)) based on the quoted share price on the National Stock Exchange of India.

3	At 31 March 2020 the fair value of the Group’s interest in INWIT S.p.A.was €3,345 million based on the quoted share price on the Milan Stock Exchange.
4	Vodafone Idea was formed on 31 August 2018 following the combination of Vodafone India Ltd with Idea Cellular Limited.

Vodafone Idea

The equity accounted results for Vodafone Idea Limited (‘VIL’) for the period included an estimate for a material charge for amounts due following the recent Supreme Court of India judgement in the case Union of India v Association of Unified Telecom Service Providers of India and Others regarding the definition of adjusted gross revenue (‘AGR’) used to calculate regulatory fees. Further detail is provided in note 29.

The Group’s recorded share of VIL’s resulting losses has been restricted to the amount that reduced the Group’s carrying value in VIL to €nil at 30 September 2019. The Group’s carrying value was €1,392 million at 31 March 2019 and in May 2019, the Group invested €1,410 million via a rights issue. Significant uncertainties exist in relation to VIL’s ability to generate the cash flow that it needs to settle, or refinance its liabilities and guarantees as they fall due, including those relating to the AGR judgement. The value of the Group’s 42% shareholding in Indus Towers Limited (‘Indus’) is, in part, dependent on the income generated by Indus from tower rentals to major customers, including VIL. Any inability of these major customers to pay such amounts in the future may result in an impairment in the carrying value of the Group’s investment in Indus (31 March 2020: €0.8 billion).

The following table provides aggregated financial information for the Group’s joint ventures as it relates to the amounts recognised in the income statement, statement of comprehensive income and statement of financial position.

				(Loss)/profit from			Other comprehensive			Total comprehensive
	Investment in joint ventures			continuing operations			income			(expense)/income
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Vodafone Idea Limited	—	1,392	—	(2,546)	(903)	—	(8)	(1)	—	(2,554)	(904)	—
VodafoneZiggo Group Holding B.V.	1,630	1,842	2,119	(64)	(239)	(398)	—	4	1	(64)	(235)	(397)
INWIT S.p.A.	3,345	—	—	—	—	—	—	—	—	—	—	—
Indus Towers Limited	766	601	893	19	55	135	7	—	—	26	55	135
Vodafone Hutchison Australia Pty Limited	(466)	(484)	(979)	(35)	(23)	32	—	—	—	(35)	(23)	32
Other	48	48	64	(125)	(14)	(15)	—	—	—	(125)	(14)	(15)
Total	5,323	3,399	2,097	(2,751)	(1,124)	(246)	(1)	3	1	(2,752)	(1,121)	(245)

Summarised financial information for each of the Group’s material joint ventures on a 100% ownership basis is set out below.

As disclosed above, the Group’s investment in VIL was reduced to €nil at 30 September 2019 and the Group has not recorded any profit or loss in respect of its share of VIL’s results since that date.

				Vodafone Ziggo Group						Vodafone Hutchison
			INWIT
	Vodafone Idea Limited		S.p.A.	Holding B.V.			Indus Towers Limited			Australia Pty Limited
	2020	2019	2020	2020	2019	2018	2020	2019	2018	2020	2019	2018
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Income statement
Revenue	5,704	3,379	—	3,948	3,868	3,972	2,365	2,227	2,477	2,108	2,290	2,518
Operating expenses	(4,938)	(2,999)	—	(2,163)	(2,169)	(2,285)	(1,336)	(1,438)	(1,478)	(1,489)	(1,634)	(1,745)
Depreciation and amortisation	(2,426)	(1,364)	—	(1,528)	(2,012)	(2,232)	(268)	(305)	(303)	(508)	(494)	(483)
Other expense	(6,627)	(253)	—	—	—	—	(592)	—	—	—	—	—
Operating (loss)/profit	(8,287)	(1,237)	—	257	(313)	(545)	169	484	696	111	162	290
Interest income	147	56	—	—	—	6	32	11	16	4	3	3
Interest expense	(1,740)	(817)	—	(343)	(602)	(543)	(196)	(79)	(74)	(256)	(240)	(230)
(Loss)/profit before tax	(9,880)	(1,998)	—	(86)	(915)	(1,082)	5	416	638	(141)	(75)	63
Income tax	—	1	—	(42)	437	287	39	(238)	(316)	—	—	1
(Loss)/profit from continuing operations	(9,880)	(1,997)	—	(128)	(478)	(795)	44	178	322	(141)	(75)	64

		Vodafone Idea		VodafoneZiggo Group				Vodafone Hutchison
		Limited	INWIT S.p.A.	Holding B.V.		Indus Towers Limited		Australia Pty Limited
	2020	2019	2020	2020	2019	2020	2019	2020	2019
	€m1	€m1	€m2	€m	€m	€m	€m	€m	€m
Statement of financial position
Non-current assets	21,240	22,577	14,517	17,745	17,665	2,448	1,511	2,965	2,971
Current assets	3,235	3,814	288	752	875	562	749	767	334
Total assets	24,475	26,391	14,805	18,497	18,540	3,010	2,260	3,732	3,305
Equity shareholders’ funds	(3,475)	3,696	8,917	3,260	3,684	566	699	(2,047)	(2,144)
Non-current liabilities	15,835	15,137	4,907	12,974	12,489	1,327	465	5,146	4,590
Current liabilities	12,115	7,558	981	2,263	2,367	1,117	1,096	633	859
Cash and cash equivalents within current assets	320	138	40	116	288	16	42	196	243
Non-current liabilities excluding trade and other payables and provisions	15,790	13,828	4,684	12,550	12,009	1,095	133	5,137	4,580
Current liabilities excluding trade and other payables and provisions	2,979	4,289	218	1,108	1,272	658	590	124	203

Notes:

1	Includes certain amounts subject to an adjustment mechanism agreed as part of the formation of Vodafone Idea. See note 29 “Contingent liabilities and legal proceedings" for more detail.
2	Includes balances which are provisional based on finalisation of a purchase price allocation.

The Group received a dividend from VodafoneZiggo Group Holding B.V. of €148 million (2019: €200 million, 2018: €220 million) and a dividend of €nil from Indus Towers Limited in the year to 31 March 2020 (2019: €141 million, 2018: €138 million)

Reconciliation of summarised financial information

The reconciliation of summarised financial information presented to the carrying amount of our interest in joint ventures is set out below:

	Vodafone Idea			VodafoneZiggo Group						Vodafone Hutchison
	Limited		INWIT S.p.A.	Holding B.V.			Indus Towers Limited			Australia Pty Limited
	2020	2019	2020	2020	2019	2018	2020	2019	2018	2020	2019	2018
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds	(3,475)	3,696	8,917	3,260	3,684	—	566	699	—	(2,047)	(2,144)	—
Interest in joint ventures[1]	(1,543)	1,671	3,345	1,630	1,842	—	238	294	—	(1,024)	(1,072)	—
Impairment	(261)	(279)	—	—	—	—	—	—	—	—	—	—
Goodwill	—	—	—	—	—	—	528	564	—	94	106	—
Transferred to assets held for sale	—	—	—	—	—	—	—	(236)		412	467
Investment proportion not recognised	1,804	—	—	—	—	—	—	(21)	—	52	15	—
Carrying value	—	1,392	3,345	1,630	1,842	—	766	601	—	(466)	(484)	—

(Loss)/profit from continuing operations	(9,880)	(1,997)	—	(128)	(478)	(795)	44	178	322	(141)	(75)	64
Share of (loss)/profit[1]	(4,386)	(903)	—	(64)	(239)	(398)	19	75	135	(70)	(38)	32
(Loss)/profit proportion not recognised	1,840	—	—	—	—	—	—	(20)	—	35	15	—
Share of (loss)/profit	(2,546)	(903)	—	(64)	(239)	(398)	19	55	135	(35)	(23)	32

Note:

1The Group’s effective ownership percentage of Vodafone Idea Limited, VodafoneZiggo Group Holding B.V., Inwit S.p.A., Indus Towers Limited and Vodafone Hutchison Australia Pty Limited are 44.4%,  50%, 37.5%,  42% and 50%, respectively, rounded to the nearest tenth of one percent.

The Group has provided expanded financial information in respect of Vodafone Idea Limited.

		Vodafone Idea Limited
	2020	2019
	€m	€m
Statement of financial position
Goodwill	77	82
Other intangible assets	12,466	14,503
Property, plant and equipment	7,351	6,571
Investments in associates and joint ventures	687	734
Trade and other receivables	659	687
Non-current ssets	21,240	22,577
Taxation recoverable	1,106	1,443
Trade and other receivables	1,754	1,366
Other investments	55	866
Cash and cash equivalents	320	138
Other	—	1
Current assets	3,235	3,814
Total assets	24,475	26,391

Equity shareholders' funds	(3,475)	3,696
Long-term borrowings	15,757	13,797
Trade and other payables	44	198
Provisions	1	1,111
Other	33	31
Non-current liabilities	15,835	15,137
Short-term borrowings	2,979	4,289
Provisions	698	521
Trade and other payables	8,438	2,748
Current liabilities	12,115	7,558
Total equity and liabilities	24,475	26,391

Statement of cash flows
Cash flows from operating activities	1,422	378
Cash flows from investing activities	(735)	(637)
Cash flows from financing activities	(475)	(342)
Net cash inflow/(outflow)	212	(601)
Cash and cash equivalents at the beginning of the financial year	127	—
Cash and cash equvalents on formation	—	716
Exchange gain	(19)	12
Cash and cash equivalents at the end of the financial year	320	127

Associates

Unless otherwise stated, the Company’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all associates is also their principal place of operation.

		Country of
		incorporation or	Percentage[1]
Name of associate	Principal activity	registration	shareholdings
Safaricom Limited[2,3]	Network operator	Kenya	40.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2020 rounded to the nearest tenth of one percent.
2	The Group also holds two non-voting shares.
3

At 31 March 2020 the fair value of the Group’s interest in Safaricom Limited was KES 423 billion (€3,672 million) (2019: KES 441 billion (€3,898 million)) based on the closing quoted share price on the Nairobi Stock Exchange.

The following table provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the income statement, statement of comprehensive income and consolidated statement of financial position.

	Investment in		Profit from		Other comprehensive		Total comprehensive
	associates		continuing operations		expense		income

	2020	2019	2020	2019	2020	2019	2020	2019
	€m	€m	€m	€m	€m	€m	€m	€m
Total	508	553	246	216	—	—	246	216